CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income				$ (9,104,000)	$ (25,429,000)	$ (38,905,000)	$ (41,734,000)
Changes in operating assets and liabilities:
Net cash used in operating activities				164,000	(1,810,000)	(15,673,000)	(3,662,000)
Cash Flows from Investing Activities:
Net cash used in investing activities				(3,472,000)	(1,809,000)	(3,112,000)	(37,710,000)
Cash Flows from Financing Activities:
Repayment of convertible promissory note - related party							(6,784,000)
Net cash provided by financing activities				(1,094,000)	3,205,000	3,077,000	61,087,000
Net Change in Cash				(4,574,000)	(506,000)	(16,019,000)	19,716,000
Cash - Beginning				15,506,000	31,525,000	31,525,000	11,809,000
Cash - Ending	$ 10,932,000	$ 31,019,000	$ 31,525,000	10,932,000	31,019,000	15,506,000	31,525,000
ITHAX ACQUISITION CORP.
Cash Flows from Operating Activities:
Net (loss) income			(4,891)	(4,422,388)	2,096,751	3,311,639
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(328,896)	(30,198)		(336,436)	(49,114)	(97,231)
Unrealized gain on marketable securities held in Trust Account		20,060			(949)	(3,392)
Change in fair value of warrant liabilities	(372,375)	(2,110,125)		(3,103,125)	(2,979,000)	(4,720,125)
Transaction costs allocated to warrant liabilities					675,351	675,351
Changes in operating assets and liabilities:
Prepaid expenses				(10,958)	(208,960)	(23,750)
Accrued offering costs						(32,966)
Accrued expenses				471,424	5,620	211,548
Net cash used in operating activities			(4,891)	(368,501)	(475,301)	(678,926)
Cash Flows from Investing Activities:
Investment of cash into trust Account					(241,500,000)	(241,500,000)
Net cash used in investing activities					(241,500,000)	(241,500,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discounts paid					236,250,000	236,250,000
Proceeds from sale of private placements units						6,750,000
Proceeds from promissory note - related party			43,556		44,708	44,708
Repayment of convertible promissory note - related party					(88,264)	(88,264)
Payment of offering costs			(37,665)		(253,314)	(253,314)
Net cash provided by financing activities			5,891		242,703,130	242,703,130
Net Change in Cash			1,000	(368,501)	727,829	524,204
Cash - Beginning				525,204	1,000	1,000
Cash - Ending	$ 156,703	$ 728,829	1,000	156,703	728,829	525,204	$ 1,000
Non-cash investing and financing activities:
Offering costs included in accrued offering costs			17,966		17,966
Subsequent measurement of Class A ordinary shares to redemption amount				336,436	25,165,598	25,216,158
Deferred underwriting fee payable				$ 9,082,500	9,082,500	9,082,500
Initial classification of warrant liabilities					$ 11,422,875	$ 11,422,875
Offering costs paid by Sponsor in exchange for issuance of founder shares			$ 25,000